REVENUES (Schedule of Significant Changes in Deferred Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Balance, beginning of the period	$ 3,873	$ 5,193
New performance obligations	11,195	12,746
Reclassification to revenue as a result of satisfying performance obligations	(7,069)	(14,066)
Balance, end of the period	7,999	3,873
Less: long-term portion of deferred revenue	6,265
Current portion, end of period	$ 1,734	$ 3,873